Subsequent Events (Details) $ / shares in Units, $ in Thousands			1 Months Ended				2 Months Ended		3 Months Ended	8 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended			13 Months Ended
	Jan. 12, 2021 $ / shares	Jan. 07, 2021 USD ($)	Jan. 31, 2021 shares	Jan. 26, 2021 USD ($) $ / shares shares	Jan. 20, 2021 USD ($) shares	Jan. 19, 2021 USD ($)	Mar. 11, 2021 shares	Feb. 17, 2021 USD ($) shares	Mar. 17, 2021 USD ($) shares	Aug. 20, 2014 USD ($)	Oct. 31, 2020 USD ($)	Nov. 15, 2018 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Feb. 09, 2021 USD ($)	Feb. 10, 2020 USD ($)
Subsequent Event [Line Items]
Proceeds From Lines of Credit													$ 47,000	$ 327,500	$ 8,125
Vessel acquisition cost													41,710
Repayment of long term debt, thereafter													314,894
Proceeds from offering of Class A common shares, net of offering costs													$ (74)	$ 50,710	$ 0
January 2021 Equity Offering [Member]
Subsequent Event [Line Items]
Shares Issued During Period, Shares, New Issues | shares				5,400,000				141,959
Shares Issued, Price Per Share | $ / shares				$ 13
Proceeds from Issuance or Sale of Equity				$ 70,200				$ 67,794
9.875 % First Priority Secured Notes Due 2022 [Member]
Subsequent Event [Line Items]
Debt Instrument, Redemption Price, Percentage											102.00%		98.98%	102.00%	102.00%
Debt Instrument, Repurchased Face Amount											$ 28,000		$ 15,287	$ 17,277	$ 20,000		$ 46,000
Debt Instrument, Repurchase Amount											$ 28,560						$ 48,271
Citi Credit Facility [Member] | 9.875 % First Priority Secured Notes Due 2022 [Member]
Subsequent Event [Line Items]
Repayment of long term debt, thereafter		$ 26,240											$ 35,000
Debt Instrument Premium Percent		0.00%											2.00%
2022 Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Redemption Price, Percentage					102.469%
Debt Instrument, Repurchased Face Amount					$ 233,436
Debt Instrument, Repurchase Amount					$ 239,200
American Depository Share [Member]
Subsequent Event [Line Items]
Shares issued | shares													839,442	42,756
Net proceeds from issuance									$ 13,505				$ 18,847	$ 856
Incentive Stock [Member] | 2019 Plan [Member] | Management [Member]
Subsequent Event [Line Items]
Maximum number of shares approved under Equity Incentive Plan | shares													1,359,375
Seven Post Panamax Containerships [Member]
Subsequent Event [Line Items]
Number of vessels purchased																7
Capacity in TEUs																6,000
Vessel acquisition cost																$ 116,000
Subsequent Event [Member] | New Hayfin Secured Term Loan Facility [Member]
Subsequent Event [Line Items]
Line of credit facility issuance date		Jan. 07, 2021
Line of credit facility maximum borrowing capacity		$ 236,200
Line of Credit Facility, Expiration Date		Jan. 31, 2026
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Interest Rate Description		LIBOR plus a margin
Proceeds From Lines of Credit						$ 236,200
Line of Credit Facility, Number of Repayment Installments		20
Line of Credit Facility, Periodic Payment		$ 6,560
Number of vessels pledged as collateral		21
Loan margin percentage		7.00%
Series B Preferred Shares [Member]
Subsequent Event [Line Items]
Net proceeds from issuance										$ 33,497
Preferred shares, shares outstanding | shares													22,822	14,428
Series B Preferred Shares [Member] | American Depository Share [Member]
Subsequent Event [Line Items]
Shares issued | shares									354,583
Net proceeds from issuance									$ 8,721
Preferred shares, shares outstanding | shares									3,545				8,394	428
Common Class A [Member]
Subsequent Event [Line Items]
Common shares, shares outstanding | shares			36,283,468										17,741,008	17,556,738
Common Class A [Member] | 2019 Plan [Member]
Subsequent Event [Line Items]
Shares Issued During Period, Shares, New Issues | shares			45,313
Common Class A [Member] | 2019 Plan [Member] | Management [Member]
Subsequent Event [Line Items]
Maximum number of shares approved under Equity Incentive Plan | shares													1,812,500
Common Class A [Member] | Kelso [Member]
Subsequent Event [Line Items]
Conversion of Stock shares issued | shares					12,955,188
Common Class A [Member] | Incentive Stock [Member] | 2019 Plan [Member] | Management [Member]
Subsequent Event [Line Items]
Share-based Compensation, Grants in Period | shares							61,625
Maximum number of shares approved under Equity Incentive Plan | shares							1,421,000
Series C Preferred Shares [Member]
Subsequent Event [Line Items]
Issuance of Preferred Shares, net of offering costs, shares (Note 15) | shares												250,000
Preferred shares, shares outstanding | shares													250,000	250,000
Series C Preferred Shares [Member] | Kelso [Member]
Subsequent Event [Line Items]
Conversion of stock shares converted | shares					250,000
Installment 1 - FY 2021 [Member] | Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share | $ / shares	$ 0.12
Dividend declaration date	Jan. 12, 2021